Exploration and evaluation (Tables)	12 Months Ended
Dec. 31, 2022
Exploration and evaluation
Schedule of exploration and evaluation assets

	2022	2021
	$	$

Net book value - Beginning of year	3,635	41,870
Acquisition of Tintic	38,508	—
Additions	10,786	3,783
Depreciation capitalized	80	—
Impairment	—	(42,018)
Other adjustments	(460)	—
Currency translation adjustments	2,577	—
Net book value – End of year	55,126	3,635

Cost	155,333	103,842
Accumulated impairment	(100,207)	(100,207)
Net book value – End of year	55,126	3,635